111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

January 8, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 229 and under the Investment Company Act of 1940, as amended, Amendment No. 231 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to First Trust TCW ESG Premier Equity ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures